Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 97,849	$ 46,471	$ 14,544
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	121,087	50,605	47,989
Depreciation and amortization	42,629	16,457	4,227
Unrealized holding loss (gain) on trading securities	(75)	52	220
Realized gain from sales of trading securities	(252)	0	0
Dividend income from a cost method investee	(413)	0	0
Loss from impairment of long-term investments	5,004	2,302	902
Prepaid expenses and other current assets	(40,271)	(8,404)	(8,684)
Deferred taxes	837	(1,204)	(315)
Other noncurrent assets	(3,010)	392	(4,077)
Accrued expenses and other current liabilities	53,605	23,274	11,554
Deferred revenue	20,466	10,354	10,744
Amount due from/to subsidiaries and VIEs	366	83	964
Net cash provided by (used in) operating activities	210,226	117,788	82,303
Cash flows from investing activities:
Restricted cash	(431)	(1,902)	0
Purchase of intangible assets	(3,068)	(5,073)	(1,457)
Capital contribution for cost method investments	(35,617)	(8,023)	(7,599)
Proceeds from sale of trading securities	762	0	0
Dividends received from a cost method investee	413	313	0
Net cash used in investing activities	(196,874)	(83,927)	(34,811)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance cost of $12,150)	587,850	0	0
Proceeds from exercise of share options	23,678	2,089	20
Proceeds from issuance of ordinary shares upon IPO	0	0	234,312
Payment of IPO costs	0	0	(2,611)
Payment for share repurchase	0	(139)	0
Net cash provided by financing activities	613,498	1,986	233,280
Net increase (decrease) in cash and cash equivalents	632,801	36,933	283,226
Cash and cash equivalents at beginning of year	380,664	343,731	60,505
Cash and cash equivalents at end of year	1,013,465	380,664	343,731
Parent Company [Member]
Cash flows from operating activities:
Net income	99,652	46,746	15,603
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	121,087	50,605	47,989
Gain from investments in subsidiaries and VIEs	(219,247)	(94,639)	(58,873)
Depreciation and amortization	1,476	582	243
Unrealized holding loss (gain) on trading securities	(75)	52	220
Realized gain from sales of trading securities	(252)	0	0
Dividend income from a cost method investee	(413)	0	0
Loss from impairment of long-term investments	0	0	666
Prepaid expenses and other current assets	463	(2,307)	(352)
Deferred taxes	(53)	(178)	(457)
Other noncurrent assets	743	0	0
Accrued expenses and other current liabilities	5,488	149	92
Deferred revenue	215	700	1,671
Amount due from/to subsidiaries and VIEs	(128,738)	(21,816)	(20)
Net cash provided by (used in) operating activities	(119,654)	(20,106)	6,782
Cash flows from investing activities:
Restricted cash	0	(300)	0
Purchase of intangible assets	(1,500)	(1,500)	0
Purchase of trading securities	(510)	0	(451)
Capital contribution for cost method investments	(15,760)	(450)	(929)
Proceeds from sale of trading securities	762	0	0
Dividends received from a cost method investee	413	0	0
Investments in subsidiaries	0	(1,200)	(21,500)
Net cash used in investing activities	(16,595)	(3,450)	(22,880)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance cost of $12,150)	587,850	0	0
Proceeds from exercise of share options	23,678	2,089	20
Proceeds from issuance of ordinary shares upon IPO	0	0	234,312
Payment of IPO costs	0	0	(2,339)
Payment for share repurchase	0	(139)	0
Net cash provided by financing activities	611,528	1,950	231,993
Net increase (decrease) in cash and cash equivalents	475,279	(21,606)	215,895
Cash and cash equivalents at beginning of year	220,236	241,842	25,947
Cash and cash equivalents at end of year	$ 695,515	$ 220,236	$ 241,842